LEASES	3 Months Ended
Sep. 30, 2025
LEASES
LEASES

13. LEASES

Right-of-use leased asset	09/30/2025	06/30/2025
Book value at the beginning of the period	30,142,835	20,979,597
Additions of the period	261,066	9,569,819
Disposals	—	(680,110)
Exchange differences	227,670	273,529
Book value at the end of the period	30,631,571	30,142,835

Depreciation	09/30/2025	06/30/2025
Book value at the beginning of the period	13,765,134	9,377,845
Depreciation of the period	1,052,983	5,036,703
Disposals	—	(697,150)
Exchange differences	26,110	47,736
Accumulated depreciation at the end of the period	14,844,227	13,765,134
Total	15,787,344	16,377,701

Lease liability	09/30/2025	06/30/2025
Book value at the beginning of the period	16,411,981	11,284,137
Additions of the period	261,066	9,569,819
Interest expenses, exchange differences and inflation effects	531,405	1,059,412
Payments of the period	(1,291,338)	(5,501,387)
Total	15,913,114	16,411,981

Lease Liabilities	09/30/2025	06/30/2025
Non-current	12,766,847	9,527,939
Current	3,146,267	6,884,042
Total	15,913,114	16,411,981

The incremental borrowing rate used was 6.3% in US$ and 18.59% in reais.

The recognized right-of-use assets relate to the following types of assets:

	09/30/2025	06/30/2025
Machinery and equipment	8,824,925	3,655,741
Vehicles	1,326,565	1,214,933
Equipment and computer software	1,347,568	1,347,568
Land and buildings	19,132,513	23,924,593
	30,631,571	30,142,835